Rule 497(e)
File Nos. 811-05817; 333-162251

VARIFUND ADVISOR
Flexible Premium Variable Deferred Annuity

Issued by Varifund Variable Annuity Account
of Great-West Life & Annuity Insurance Company

Supplement dated November 14, 2014 to the
Prospectus dated May 1, 2003

This supplement amends certain information contained in your Varifund Advisor Variable Annuity Prospectus (“Prospectus”).

Effective Friday, November 14, 2014 (the “Closure Date”), the ProFund portfolios listed below (individually and collectively, the “ProFunds”) are hereby closed to new Contributions and incoming Transfers:

ProFund VP Basic Materials
ProFund VP Bear
ProFund VP Consumer Goods (formerly ProFund VP Consumer Non-Cyclical)
ProFund VP Consumer Services (formerly ProFund VP Consumer Cyclical)
ProFund VP Financials (formerly ProFund VP Financial)
ProFund VP Health Care (formerly ProFund VP Healthcare)
ProFund VP Industrials (formerly ProFund VP Industrial)
ProFund VP Money Market
ProFund VP Oil & Gas (formerly ProFund VP Energy)
ProFund VP Pharmaceuticals
ProFund VP Precious Metals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC)
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP U.S. Government Plus
ProFund VP UltraBull
ProFund VP UltraMid-Cap
ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC)
ProFund VP UltraSmall-Cap

Any Policy owner utilizing a custom transfer feature such as Dollar Cost Averaging or Account Rebalancing involving ProFunds should contact an annuity account representative immediately. Allocations made to ProFunds utilizing the custom transfer feature after the Closure Date will be directed to the Fidelity VIP Money Market Portfolio.

If you have not otherwise transferred your contract value out of ProFunds as of the Closure Date, your contract value invested in ProFunds will be automatically transferred to the Fidelity VIP Money Market Portfolio.

This Supplement must be accompanied by, or read in conjunction with the
Prospectus dated May 1, 2003.

Please keep this Supplement for future reference.